Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Initial Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786